CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Research and development expenses (Note 11)	$ 7,559	$ 6,229	$ 2,384
General and administrative expenses (Note 12)	5,485	3,163	2,258
Operating loss	13,044	9,392	4,642
Financing income (Note 13)	(1,127)	(1)	(44)
Financing expenses (Note 13)	741	92	7
Financing (income) expenses, net	(386)	91	(37)
Loss before income tax	12,658	9,483	4,605
Income tax (Note 14)	621	323	137
Net loss	$ 13,279	$ 9,806	$ 4,742
Loss per share (in $):
Basic and diluted loss (in dollars per share) (Note 15)	$ 1.05	$ 1.09	$ 0.87